Annual Total Returns (Bar Chart) - Core Allocation Trust (Core Allocation Trust, Series I, Core Allocation Trust)	12 Months Ended
May 01, 2011
Core Allocation Trust | Series I, Core Allocation Trust
Bar Chart Table:
2010	11.00%